Business segments - Disclosure of operating segments explanatory (Parenthetical) (Detail) - OperatingSegment	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Disclosure of operating segments [line items]
Number of segments	3	3
Banking [Member] | Izipay [Member]
Disclosure of operating segments [line items]
Percentage profit share in the subsidiary company	50.00%